Liquidity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Liquidity (Details) [Line Items]
Cash outflow from continuing operations	$ 619,613		$ 7,669,402
Cash inflow from continuing operations		$ 8,641,873
Accumulated deficit	15,954,058
Cash balance	645,363
Restricted cash	11,337,223
Working capital	48,421,988
Additional restricted cash	11,337,223
Deposits	8,409,210
Accounts receivable	8,200,172
Loans receivable from third parties	25,536,222
Other receivables	188,395
Parent [Member]
Liquidity (Details) [Line Items]
Net income loss from continuing operations	$ 106,535	$ 757,301	$ 854,606